LAW OFFICES

                         DRINKER BIDDLE & REATH LLP
                     Philadelphia National Bank Building
                            1345 Chestnut Street
                         Philadelphia, PA 19107-3496
                          Telephone: (215) 988-2700
                             Fax: (215) 988-2757

        Suite 900                                         Suite 300
901 Fifteenth Street, N.W.                          105 College Road East
Washington, DC 20005-2333                                P.O. Box 627
     (202) 842-8800                               Princeton, NJ 08542-0627
                                                       (609) 716-6500

     Beth K. Werths                                       Suite 300
      215-988-2482                                  1000 Westlakes Drive
    werthskb@dbr.com                                Berwyn, PA 19312-2409
                                                       (610) 990-2200

                               April 30, 1997


VIA EDGAR TRANSMISSION
----------------------

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, NW
Washington, DC 20549

          Re:  Pegasus Variable Annuity Fund (1933 Act
               Registration No. 33-86186 and 1940 Act
               Registration No. 811-8854)
               ---------------------------------------

Ladies and Gentlemen:

          On behalf of Pegasus Variable Annuity Fund (the "Trust") and pursuant to Rule 497(j) of the Securities Act of 1933 (the "1933 Act"), I hereby certify that (i) the prospectus and statement of additional information listed below that would have been filed under paragraph (c) of Rule 497 of the 1933 Act would not have differed from that prospectus and statement of additional information contained in the Trust's most recent post-effective amendment, Post-Effective Amendment No. 8 to the Trust's Registration Statement on Form N-1A under the Securities Act of 1933 and the Investment Company of 1940 ("Post-Effective Amendment No. 8"), which was filed on
April 24, 1997; and (ii) the text of Post-Effective Amendment No. 8 has been filed electronically:

          1.   Prospectus dated April 30, 1997 for the Managed Assets
               Balanced Fund, Growth and Value Fund, Mid-Cap Opportunity Fund, Growth Fund, Intrinsic Value Fund, Bond Fund and Money Market Fund;

          2. Statement of Additional Information dated April 30, 1997 for the Managed Assets Balanced Fund, Growth and Value Fund, Mid-Cap Opportunity Fund, Growth Fund, Intrinsic Value Fund, Bond Fund and Money Market Fund.

                         DRINKER BIDDLE & REATH LLP



Securities and Exchange Commission
April 30, 1997
Page 2



          If you have any questions or comments regarding this filing, do not hesitate to contact the undersigned at (215) 988-2482.



                                             Very truly yours,

                                             /s/ Beth K. Werths
                                             ------------------
                                             Beth K. Werths